Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Basis of Presentation [Abstract]
Limited partner interest in the Operating Partnership	100.00%	100.00%
Minimum number of weeks in the fiscal year reporting calendar	52	52
Maximum number of weeks in the fiscal year reporting calendar	53	53
Minimum number of weeks in a fiscal quarter	13	13
Maximum number of weeks in a fiscal quarter	14	14